Cash and cash equivalents - Non-cash and other movements, within operating activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-cash and other movements within operating activities
Net cash inflow from operating activities	$ 4,799	$ 2,969	$ 2,618
Net (gains)/losses on disposal of non-current assets	(25)	21	8
Changes on fair value of put option (Acerta Pharma)		172	(113)
Share-based payments charge for the period	277	259	219
Settlement of share plan awards	(349)	(323)	(212)
Pension contributions	(172)	(175)	(174)
Pension charges recorded in operating profit	84	59	128
Long-term provision charges recorded in operating profit	66	506	63
Non-cash intangible additions	(120)
Foreign exchange and other	(37)	(141)	(209)
Total operating activities non-cash and other movements	(276)	$ 378	$ (290)
COVID-19 Vaccine AstraZeneca
Non-cash and other movements within operating activities
Net cash inflow from operating activities	$ 1,062